Financial Income and Expenses	12 Months Ended
Dec. 31, 2021
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Financial Income and Expenses
NOTE 30: FINANCIAL INCOME AND EXPENSES

(€’000)	For the year ended December 31,
	2021	2020	2019
Interest finance leases	217	260	291
Interest on overdrafts and other finance costs	21	19	35
Interest on RCAs	17	18	17
Foreign Exchange differences	—	136	—

Finance expenses	255	434	343

Finance income on the net investment in lease	26	46	62
Interest income bank account	1	5	30
Foreign Exchange differences	5	—	326
Other financial income	112	166	164

Finance income	144	217	582

Net Financial result	(111)	(217)	239

The net financial result increased from a net financial loss of €0.2 million for the
year
 ended December 31,
2020 to €0.1 million of net financial loss
for the
year
 ended December 31,
2021, which is mainly driven by the decrease from €0.1 million of loss on foreign exchange differences due to the revaluation of the USD through the year ended December 31,
2021 and its impact on the valuation of the Mesoblast receivable.
The net financial result had decreased from a net financial income of €0.2 million for the
year
 ended December 31,
2019 to €0.2 million of net financial loss
for the
year
 ended December 31,
2020, which was mainly driven by the decrease from €0.3 million of gain on foreign exchange differences for the year 2019 to a loss on foreign exchange differences of €0.1 million for the year 2020 due to the depreciation of the USD through the year 2020 and its impact on the valuation of the Mesoblast receivable.